Operating Segments (Schedule of Segment Assets Consist of Current Assets, Fixed Assets) (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of geographical areas [line items]
Revenues	€ 9,645	€ 18,988	€ 18,117
Operating expenses	(4,951)	(6,638)	(6,342)
Depreciation and amortization expenses	(2,299)	(5,744)	(5,500)
Gross profit (loss)	1,719	5,934	5,959
Project development costs	(3,491)	(4,213)	(2,878)
General and administrative expenses	(4,512)	(3,827)	(3,600)
Share of profits (loss) of equity accounted investee	1,525	3,086	2,545
Other income, net	2,100	(2,100)	884
Capital gain (loss)	0	18,770
Operating profit (loss)	(2,659)	17,650	2,910
Financing income	2,134	1,827	2,936
Financing income (expenses) in connection with derivatives, net	1,094	897	494
Financing expenses, net	(6,862)	(10,877)	(5,521)
Profit (loss) before taxes on Income	(6,293)	9,497	819
Segment assets	460,172	310,172	211,160
Italy [Member]
Disclosure of geographical areas [line items]
Revenues		10,082	9,560
Operating expenses		(1,422)	(1,579)
Depreciation and amortization expenses		(3,668)	(3,569)
Gross profit (loss)		4,992	4,412
Segment assets	503		54,539
Spain [Member]
Disclosure of geographical areas [line items]
Revenues	2,577	2,987	3,033
Operating expenses	(463)	(504)	(574)
Depreciation and amortization expenses	(905)	(903)	(828)
Gross profit (loss)	1,209	1,580	1,631
Segment assets	17,574	16,324	16,799
Israel [Member]
Disclosure of geographical areas [line items]
Revenues	4,089	4,114	4,011
Operating expenses	(379)	(325)	(507)
Depreciation and amortization expenses	(2,310)	(2,271)	(2,042)
Gross profit (loss)	1,400	1,518	1,462
Segment assets	36,521	38,942	34,258
Talasol [Member]
Disclosure of geographical areas [line items]
Revenues
Operating expenses
Depreciation and amortization expenses		(30)
Gross profit (loss)		(30)
Segment assets	232,955	118,848	15,169
Biogas [Member]
Disclosure of geographical areas [line items]
Revenues	6,002	4,786	4,483
Operating expenses	(4,109)	(4,387)	(3,682)
Depreciation and amortization expenses	(1,457)	(1,353)	(1,081)
Gross profit (loss)	436	(954)	(280)
Segment assets	36,253	18,463	18,879
Dorad [Member]
Disclosure of geographical areas [line items]
Revenues	57,495	63,416	58,063
Operating expenses	(44,489)	(48,558)	(44,600)
Depreciation and amortization expenses	(5,674)	(5,031)	(4,811)
Gross profit (loss)	7,332	9,827	8,652
Segment assets	109,983	116,561	105,246
Manara [Member]
Disclosure of geographical areas [line items]
Revenues
Operating expenses
Depreciation and amortization expenses
Gross profit (loss)
Project development costs	(3,500)	(3,487)
Segment assets	21,925	2,473	2,318
Total reportable segments [Member]
Disclosure of geographical areas [line items]
Revenues	70,163	85,385	79,150
Operating expenses	(49,440)	(55,196)	(50,942)
Depreciation and amortization expenses	(10,346)	(13,256)	(12,331)
Gross profit (loss)	10,377	16,933	15,877
Segment assets	455,714	311,611	247,208
Reconciliations [Member]
Disclosure of geographical areas [line items]
Revenues	(60,518)	(66,397)	(61,033)
Operating expenses	44,489	48,558	44,600
Depreciation and amortization expenses	7,371	6,840	6,515
Gross profit (loss)	(8,658)	(10,999)	(9,918)
Segment assets	€ 4,458	€ (1,439)	€ (36,048)